Other Current and Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Other Current and Non-current Assets
Schedule of other current and non current assets

Other current and non-current assets consisted of the following (in thousands of US$):

	As of	As of
Other Current Assets	June 30, 2026	December 31, 2025
Straight-lining of revenue	$21,986	$24,828
Claims receivable	9,023	9,978
Other current assets	9,175	16,087
Total other current assets	$40,184	$50,893

	As of	As of
Other Non-current Assets	June 30, 2026	December 31, 2025
Straight-lining of revenue	$17,464	$30,144
EUAs & Fuel EUs	12,353	—
Other non-current assets	17,396	12,161
Total other non-current assets	$47,213	$42,305